Document and Entity Information	May 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2021
Entity Registrant Name	OLD NATIONAL BANCORP
Entity Incorporation, State or Country Code	IN
Entity File Number	001-15817
Entity Tax Identification Number	35-1539838
Entity Address, Address Line One	One Main Street
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47708
City Area Code	800
Local Phone Number	731-2265
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000707179
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	ONB
Security Exchange Name	NASDAQ